U.S. Government Securities (Prospectus Summary) | U.S. Government Securities
U.S. Government Securities Fund
INVESTMENT GOAL
The investment goal of the SunAmerica U.S. Government Securities Fund (the "U.S. Government Securities Fund" or the "Fund") is high current income consistent with relative safety of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 21 of the
Fund's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page 81 of the Fund's statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees U.S. Government Securities		Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage o the lesser of the amount redeemed or original purchase cost)	[1]	none	4.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
Redemption Fee		none	none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 20-22 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of th value of your investment)
Annual Fund Operating Expenses U.S. Government Securities		Class A	Class B	Class C
Management Fees		0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.35%	1.00%	1.00%
Other Expenses		0.38%	0.59%	0.45%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements		1.38%	2.24%	2.10%
Fee Waivers and/or Expense Reimbursements		0.39%	0.60%	0.46%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2]	0.99%	1.64%	1.64%
[1]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 0.99%, 1.64% and 1.64%, for Class A, B and C shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This agreement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees.
[2]	Any waivers or reimbursements made by SunAmerica with respect to the Fund are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the expense limitations set forth in note 2 above.

EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example U.S. Government Securities (USD $)		Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A		571	775	996	1,630
Class B	[1]	567	817	1,092	1,770
Class C		267	517	892	1,944
[1]	Class B shares generally convert to Class A shares approximately eight years after purchase. Therefore, the expense ratios used in the calculations for years 9 and 10 are the same for both Class A and Class B shares.

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption U.S. Government Securities (USD $)		Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A		571	775	996	1,630
Class B	[1]	167	517	892	1,770
Class C		167	517	892	1,944
[1]	Class B shares generally convert to Class A shares approximately eight years after purchase. Therefore, the expense ratios used in the calculations for years 9 and 10 are the same for both Class A and Class B shares.

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account.
These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 152% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGY AND TECHNIQUES OF THE FUND
The Fund's principal investment strategy is fixed income investing. The strategy of "fixed income investing" in which the Fund engages includes utilizing economic research and analysis of current economic conditions, potential fluctuations in interest rates, and, where relevant, the strength of the underlying issuer.

The principal investment technique of the Fund is active trading of U.S.
government securities without regard to the maturities of such securities.
Under normal market conditions, at least 80% of the Fund's net assets, plus any borrowing for investment purposes, will be invested in such securities.

U.S. government securities, including bills, notes, bonds and other debt securities, are issued by the U.S. Treasury or agencies and instrumentalities of the U.S. government. Certain government securities are direct obligations of the U.S. Treasury (such as Treasury Bills) and, as such, are backed by the
"full faith and credit" of the U.S. government. Other types of government securities are issued by agencies or instrumentalities of the U.S. government.
These types of securities may or may not be backed by the "full faith and credit"
of the U.S. government. When a U.S. government security is an obligation of an agency or instrumentality and not backed by the U.S. government, the holder of such security must look principally to the agency or instrumentality issuing or guaranteeing the security for all obligations due, including repayment of principal, and not the U.S. government.

The principal investment strategy and principal investment technique of the Fund may be changed without shareholder approval. You will receive at least sixty
(60) days' notice of any change to the 80% investment policy set forth above.
PRINCIPAL RISKS OF INVESTING IN THE FUND
There can be no assurance that the Fund's investment goal will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Interest Rate Fluctuations. Interest rates and bond prices typically move inversely to each other. Thus, as interest rates rise, bond prices typically fall and as interest rates fall, bond prices typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. In addition, the market tends to discount prices of securities issued by the
Government National Mortgage Association (GNMA) for prepayment risk when interest rates decline. As a result, the prices of GNMA securities typically do not rise as much as the prices of comparable bonds during periods of falling interest rates.

Bond Market Volatility. The bond markets as a whole could go up or down
(sometimes dramatically). This could affect the value of the securities in the
Fund's portfolio.

U.S. Government Securities Risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S.
government. For example, securities issued by the Federal Home Loan Mortgage
Corporation, the Federal National Mortgage Association and the Federal Home Loan
Bank are neither insured nor guaranteed by the U.S. government. These securities may be supported only by the credit of the issuing agency, authority, instrumentality or enterprise or by the ability to borrow from the U.S. Treasury and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Prepayment Risk. The Fund may invest significantly in mortgage-backed securities, which entails the risk that the underlying principal may be
"prepaid" at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates.
As a result of prepayments, the Fund may lose potential price appreciation and may be required to reinvest its assets in securities with lower interest rates.
In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by the Fund may exhibit price characteristics of longer-term debt securities. Generally, long-term bonds are more interest-rate sensitive.

Active Trading. As part of the Fund's principal investment technique, the Fund may engage in active trading of its portfolio securities. Because the Fund may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund's performance. During periods of increased market volatility, active trading may be more pronounced.

Securities Selection. A strategy used by the Fund, or securities selected by a portfolio manager, may fail to produce the intended return.
PERFORMANCE INFORMATION
The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns to those of the BofA Merrill Lynch U.S. Treasury Master
Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Of course, past performance
(before and after taxes) is not necessarily an indication of how the
Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.safunds.com or can be obtained by phone at 800-858-8850 ext. 6003.
U.S. GOVERNMENT SECURITIES FUND (Class A)

During the 10-year period shown in the Bar Chart, the highest return for a quarter was 7.86% (quarter ended December 31, 2008) and the lowest return for a quarter was -3.04% (quarter ended June 30, 2004). The Fund's cumulative year-to-date return through the most recent calendar quarter ended June 30, 2012, was 1.13%.
Average Annual Total Returns (as of the periods ended December 31, 2011)
Average Annual Total Returns U.S. Government Securities	Label	1 Year	5 Years	10 Years
Class A	Class A	4.23%	4.67%	4.68%
Class B	Class B	4.74%	4.68%	4.65%
Class C	Class C	7.75%	5.02%	4.49%
After Taxes on Distributions Class A	Return After Taxes on Distributions (Class A)	3.33%	3.47%	3.37%
After Taxes on Distributions and Sales Class A	Return After Taxes on Distributions and Sale of Fund Shares (Class A)	2.72%	3.30%	3.23%
BofA Merrill Lynch U.S. Treasury Master Index	BofA Merrill Lynch U.S. Treasury Master Index	9.79%	6.83%	5.71%

The after-tax returns shown were calculated using the
historical highest individual federal marginal income
tax rates, and do not reflect the impact of state and
local taxes. An investor's actual after-tax returns depend
on the investor's tax situation and may differ from those
shown in the above table. The after-tax returns shown are
not relevant to investors who hold their shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A shares.
After-tax returns for other classes will vary.